Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Commissions Related Party	$ 403,181	$ 267,942
Vessel Operating Expenses, Related Party	128,598	149,196
General and administrative expenses (including $727,500 and $747,500 to related party, respectively)	1,717,310	1,648,591
Gain (Loss) on Disposition of Property Plant Equipment	(0)	2,083,596
Related Party [Member]
General and administrative expenses (including $727,500 and $747,500 to related party, respectively)	747,500	727,500
Gain (Loss) on Disposition of Property Plant Equipment	$ 0	$ 50,200